Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Segment Information [Abstract]
Schedule of key financial performance measures of the segments
	2021	2020
	USD	USD

Premium segment
Revenue	25,664,145	24,715,271
Cost of revenue	(21,863,278)	(18,772,861)
Gross profit	3,800,867	5,942,410

Ad-Supported segment
Revenue	9,840,247	5,803,085
Cost of revenue	(4,599,359)	(3,573,660)
Gross profit	5,240,888	2,229,425

Consolidated
Revenue	35,504,392	30,518,356
Cost of revenue	(26,462,637)	(22,346,521)
Gross profit	9,041,755	8,171,835

Schedule of reportable segment gross profit to the group’s loss before tax
	2021	2020
	USD	USD

Segment gross profit	9,041,755	8,171,835
Selling and marketing expenses	(8,013,933)	(5,284,152)
General and administrative expenses	(11,017,765)	(5,204,627)
Consultancy and professional fees	(6,120,494)	(231,369)
Government grants	2,546,360	-
Finance costs	(2,679,763)	(1,764,682)
Finance income	145,107	137,397
Other income	41,419	60,497
Share of loss of a joint venture	(94,210)	-
Foreign exchange loss, net	(1,558,780)	(1,126,851)
Loss before tax	(17,710,304)	(5,241,952)

Schedule of revenue by market
	2021	2020
	USD	USD

Egypt	8,898,645	6,119,713
KSA	8,287,578	10,027,692
UAE	5,980,102	4,100,221
Lebanon	4,834,760	4,519,232
Kuwait	1,903,202	1,763,482
Jordan	1,043,768	854,517
Others*	4,556,337	3,133,499
	35,504,392	30,518,356

*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.